Foreign Exchange Translation Gain/(Loss) (Details) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2024 ZAR (R) R / $	Jun. 30, 2023 ZAR (R) R / $	Jun. 30, 2023 USD ($) R / $	Jun. 30, 2022 ZAR (R) R / $	Jun. 30, 2024 papuaNewGuineanKinaPerAustralianDollar	Jun. 30, 2024 ZAR_per_AUD	Jun. 30, 2024 southAfricanRandPerUSDollar	Jun. 30, 2023 papuaNewGuineanKinaPerAustralianDollar	Jun. 30, 2023 ZAR_per_AUD	Jun. 30, 2022 ZAR_per_AUD
Disclosure of attribution of expenses by nature to their function [line items]
Effect Of Exchange Rate Changes On Borrowings	R 83	R (820)		R (411)
Effect Of Exchange Rate Changes On Cash And Cash Equivalents and Other items	14	186		84
Foreign exchange translation gain/(loss)	R 97	R (634)		R (327)
Closing rate	18.19	18.83	18.83	16.27	2.57	12.14	18.19	2.38	12.56	11.25
US$400 million facility - Sustainability Linked
Disclosure of attribution of expenses by nature to their function [line items]
Effect Of Exchange Rate Changes On Borrowings	R (83)	R 819
Draw down	R 0	2,919
Eva Copper operations and related assets | US$400 million facility - Sustainability Linked
Disclosure of attribution of expenses by nature to their function [line items]
Draw down		R 2,919	$ 170